Stockholders' Equity (Warrants Outstanding to Purchase Common Stock) (Parenthetical) (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 08, 2017	Feb. 02, 2016	May 16, 2016	Nov. 22, 2013	Dec. 31, 2016	Mar. 31, 2017	Sep. 03, 2014
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants					(1,383,000)	(1,383,000)
Aranea Partners [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right ,Warrants Issued		50,000
Class Of warrant Or Right , Warrants Redeemable Price					$ 3.00
Private Placement [Member]
Class of Warrant or Right [Line Items]
Issuance of stock	1,900,000		2,631,579
Issuance of stock, price per share	$ 4.00		$ 1.90
Proceeds from issuance of unit	$ 7,600		$ 5,000,000
Equity Issuance Shares Issued			1,000
Nonbroker Rights [Member]
Class of Warrant or Right [Line Items]
Issuance of stock				4,000,000
Issuance of stock, price per share				$ 0.40
Proceeds from issuance of unit				$ 1,600,000
Common shares issuable upon exercise of outstanding warrants							(3,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.50			$ 1.50